SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION

                                   --------
                 Deutsche Limited Maturity Quality Income Fund


                   Deutsche Ultra-Short Investment Grade Fund




THE FOLLOWING CHANGES ARE EFFECTIVE IMMEDIATELY:



The website noted on the SAI cover is updated to deutscheliquidity.com.

               Please Retain This Supplement for Future Reference


September 20, 2016
SAISTKR-284

                                                   Deutsche
                                                   Asset Management [DB Logo]